As filed with the Securities and Exchange Commission on January 11, 2021

Securities Act File No. 333-170122

Investment Company File No. 811-22487

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549
________________

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 471	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 473	☒

(Check appropriate box or boxes)
________________

DBX ETF TRUST
(Exact name of Registrant as specified in its charter)
________________

875 Third Avenue
New York, New York 10022-6225
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (212) 454-4500

________________

Freddi Klassen

DBX ETF Trust

875 Third Avenue

New York, New York 10022-6225

Copy to: Jeremy Senderowicz, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036
________________

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 26, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing relates solely to Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 468 to its Registration Statement until January 26, 2021. Parts A, B and C of Registrant’s Post-Effective Amendment No. 468 under the Securities Act of 1933 and Amendment No. 470 under the Investment Company Act of 1940, filed on October 1, 2020 are incorporated by reference herein.

The effectiveness of the Registration Statement of the Funds was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date

469	December 14, 2020	January 12, 2021

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 8th day of January 2021.

DBX ETF TRUST

By: /s/Freddi Klassen

       Freddi Klassen*

       President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Stephen R. Byers
Stephen R. Byers*	Trustee and Chairman	January 8, 2021

/s/George O. Elston
George O. Elston*	Trustee	January 8, 2021

/s/Diane Kenneally
Diane Kenneally	Treasurer, Chief Financial Officer and Controller	January 8, 2021

/s/Freddi Klassen
Freddi Klassen*	President and Chief Executive Officer	January 8, 2021

/s/J. David Officer
J. David Officer*	Trustee	January 8, 2021

*By:

/s/ Caroline Pearson

Caroline Pearson**

Assistant Secretary

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 464, as filed on March 11, 2020 to the Registration Statement.